Schedule of Transactions and Balances with Related Parties (Details)	9 Months Ended
Sep. 30, 2026 USD ($)
Notes and other explanatory information [abstract]
Revenue from fee-sharing arrangement with Neuronomics	$ 3,691
Operating support expense payable to Neuronomics	(5,000)
Payable to Neuronomics	(1,309)
Investment in Smart Crypto Fund	$ 10,002,073